DERIVATIVE CONTRACTS AND OFF-BALANCE SHEET RISK (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Required margin and good faith deposits
Range of required margin and good faith deposits as a percent of net asset value of the Partnership, minimum	1.00%
Range of required margin and good faith deposits as a percent of net asset value of the Partnership, maximum	10.00%
Cash held to satisfy requirement of margin and good faith deposits with the brokers	$ 10,605,212	$ 17,940,020
Cash held to satisfy requirement of margin and good faith deposits with the brokers, as a percent of net asset value of the Partnership	8.05%	6.86%